Note 6 - Redeemable Preferred Membership Interests (Detail) (USD $)	1 Months Ended
	Nov. 30, 2011	Jun. 30, 2012	Dec. 31, 2011
Temporary Equity, Carrying Amount, Attributable to Parent	$ 2,518,450	$ 2,518,450	$ 2,543,635
Temporary Equity, Accretion of Dividends	$ 25,185